BORROWINGS	12 Months Ended
Dec. 31, 2015
BORROWINGS [Abstract]
BORROWINGS

9. BORROWINGS

The Group's bank borrowings consisted of the following:

	December 31,
	2014	2015
Short-term bank borrowings	$90,443,007	$72,360,730
Long-term bank borrowings, current portion	69,360,869	51,576,265
Total borrowings, current	159,803,876	123,936,995
Long-term bank borrowings, non-current portion	77,336,160	118,548,430
Total	$237,140,036	$242,485,425

Short-term bank borrowings

The Group's short-term bank borrowing consisted of the following:

	December 31,
	2014	2015
Short-term bank borrowing guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xiang Xu	$27,389,890	$-
Short-term borrowing guaranteed by Daqo Group and related parties	-	72,360,730
Short-term borrowing guaranteed by Daqo Group and a third party	11,278,190	-
Short-term credit bank borrowings	51,774,927	-

Total	$90,443,007	$72,360,730

The Group had available credit of $22.6 million under its short-term bank facilities with various banks as of December 31, 2015.

The weight average interest rate on the short-term bank borrowing was 6.8% and 5.4% as of December 31, 2014 and 2015.

Long-term bank borrowings

The long-term bank borrowings, including current portion, as of December 31, 2014 and 2015 are comprised of:

	December 31,
	2014	2015
Borrowing from China Construction Bank	$6,444,680	$-
Borrowing from Huaxia Bank	25,778,720	3,079,180
Borrowing from Bank of China	101,503,710	70,821,140
Borrowing from Chongqing Rural Commercial Bank	12,969,919	96,224,375

Total	$146,697,029	$170,124,695

On September 28, 2011, Chongqing Daqo entered into a four-year credit facility agreement with Huaxia Bank with maximum amount of $61.6 million (RMB400 million). Chongqing Daqo drew down $58.5 million (RMB380 million), including: $20.0 million (RMB130 million) with fixed interest rate of 6.65%, which is designated for working capital and $38.5 million (RMB250 million) with fixed interest rate of 6.9% which is restricted to the purchase of fixed assets. Chongqing Daqo used the remaining facility of $3.1 million (RMB20 million) through use of bank acceptance notes. As of December 31, 2015, Chongqing Daqo had repaid 55.4 million (RMB360 million) and had no facility available for future draw down. This credit facility is guaranteed by Daqo Group and also collateralized by Chongqing Daqo's land use right and plant amounting to $8.1 million as of December 31, 2015. The facility contains a financial covenant, and Chongqing Daqo was in compliance as of December 31, 2015.

On September 30, 2011, Xinjiang Daqo entered into a six-year long term facility agreement with Bank of China. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing credit amounted to $115.5 million (RMB750 million), bearing interest at standard five-year long term interest rate issued by People's Bank of China plus 5%. The borrowing is guaranteed by Daqo Group, Daqo New Material, two affiliated companies under Daqo Group and Mr. Guangfu Xu. On June 30, 2014, an amendment to this credit facility was signed between Xinjiang Daqo and Bank of China, under which machinery and equipment with a total carrying amount of $73.9 million was pledged as collaterals for this credit facility. As of December 31, 2015, Xinjiang Daqo had drawn down $115.5 million (RMB750 million) at an interest rate of 5.41% and repaid $44.6 million (RMB290 million) as of December 31, 2015. No facility is available for further draw down as of December 31, 2015. The borrowing contains a financial covenant, and Xinjiang Daqo was in compliance as of December 31, 2015.

On June 25, 2015, Xinjiang Daqo entered into a six-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to renovation and extension project of polysilicon and has a maximum borrowing credit amounted to $96.2 million (RMB625 million), with an interest rate 20% above the five-year long term interest rate issued by People's Bank of China. The borrowing is guaranteed by Daqo Group and four affiliated companies under Daqo Group. As of December 31, 2015, Xinjiang Daqo had drawn down $96.2 million (RMB625 million) at an interest rate of 5.8% and had no facility available for future draw down. There is no financial covenants associated with the facility.

The weighted average interest rate as of December 31, 2014 and 2015 for the Group's long-term bank borrowings was 6.9% and 5.7%, respectively.

The principal maturities of these long-term bank borrowings as of December 31, 2015 are as follows:

December 31, 2015	Amount
2016	$51,576,265
2017	53,885,650
2018	18,475,080
2019	18,475,080
2020	18,475,080
2021	9,237,540
Total	$170,124,695